SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets Net
2025	$ 359
2026 and after	213
Less: interest	(27)
Present value of lease liabilities	545
Current liabilities	365	$ 422
Non-current liabilities	180	525
Total lease liabilities	$ 545	$ 947